Operating expenses - Narrative (Details) € in Thousands	3 Months Ended
Mar. 31, 2026 EUR (€)
GENERAL AND ADMINISTRATIVE EXPENSES
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in employer tax and social contributions	€ (3,476)